DESCRIPTION OF BUSINESS - Related Parties (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Jan. 01, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2008 USD ($)	Feb. 01, 2008	Dec. 31, 2007
Description of business
Ownership interest (as a percent)						20.00%
Contributions made by POS-Minerals to the LLC						$ 2,116	$ 1,348
Additional ownership granted if General Moly fails to return capital to POS Corp (as a percent)						5.00%
Mt. Hope Project
Description of business
Ownership interest in project (as a percent)											100.00%
Balance of reserve account						$ 16,600
POS-Minerals Corporation
Description of business
Contributions made by EMLLC to its members				$ 700
Eureka Moly LLC
Description of business
Ownership interest (as a percent)										20.00%
Ownership interest (as a percent)										80.00%
Dilution formula factor | item						1.5
Deemed capital contributions of both parties						$ 1,078,300
Eureka Moly LLC | POS-Minerals Corporation
Description of business
Contributions made by POS-Minerals to the LLC								$ 100,700	$ 100,000
Return of contributions to POS_Minerals which the LLC is required to make due to not achieving production						36,000
Remaining amount of capital contribution due to POS Minerals						33,900
Nevada Moly LLC
Description of business
Contributions made by EMLLC to its members				$ 2,700
Nevada Moly LLC | POS-Minerals Corporation
Description of business
Capital contributions reduction limit						33,900
Reduction in obligation			$ 2,100			2,100
Remaining amount of capital contribution due to POS Minerals						$ 33,900
Failure to use standard mining industry practice triggers put of ownership interest						12 months
Percentage of POS Mineral Cash Contributions puttable to Nevada Moly if specified conditions occur (as a percent)						120.00%
Interest per annum on total contributions which Nevada Moly is required to pay (as a percent)						10.00%
Obligation to fund return of capital by Nevada Moly to POS-Minerals					$ 2,900	$ 36,000
Nevada Moly LLC | POS-Minerals Corporation | LIBOR
Description of business
Unpaid amount interest rate						LIBOR
Unpaid amount Libor floor ( as a percent)						5.00%
Nevada Moly LLC | POS-Minerals Corporation | Mt. Hope Project
Description of business
Ownership interest (as a percent)					80.00%
POS-Mineral's interest in costs related to Nevada Moly's compensation as Manager which Nevada Moly assumed (as a percent)					20.00%
POS-Mineral's continued contribution to all other costs of project (as a percent)						20.00%
Balance of reserve account	$ 36,000
Milling equipment | Nevada Moly LLC | POS-Minerals Corporation
Description of business
Percentage of reduction on principal payments						20.00%
Principal payment made for equipment			$ 8,400
Electrical transformer | Nevada Moly LLC | POS-Minerals Corporation
Description of business
Principal payment made for equipment		$ 2,200